Consolidated Income Statement - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and other revenue
Investment services fees		$ 8,843,000,000	$ 8,529,000,000	$ 8,284,000,000
Investment management and performance fees		3,058,000,000	3,299,000,000	3,588,000,000
Foreign exchange revenue		631,000,000	822,000,000	799,000,000
Financing-related fees		192,000,000	175,000,000	194,000,000
Distribution and servicing fees		148,000,000	130,000,000	112,000,000
Total fee revenue		12,872,000,000	12,955,000,000	12,977,000,000
Investment and other income		285,000,000	(82,000,000)	336,000,000
Total fee and other revenue		13,157,000,000	12,873,000,000	13,313,000,000
Net interest revenue
Interest revenue		20,648,000,000	7,118,000,000	2,845,000,000
Interest expense		16,303,000,000	3,614,000,000	227,000,000
Net interest revenue		4,345,000,000	3,504,000,000	2,618,000,000
Total revenue		17,502,000,000	16,377,000,000	15,931,000,000
Provision for credit losses		119,000,000	39,000,000	(231,000,000)
Noninterest expense
Staff		7,095,000,000	6,800,000,000	6,337,000,000
Software and equipment		1,817,000,000	1,657,000,000	1,478,000,000
Professional, legal and other purchased services		1,527,000,000	1,527,000,000	1,459,000,000
Net occupancy		542,000,000	514,000,000	498,000,000
Sub-custodian and clearing		475,000,000	485,000,000	505,000,000
Distribution and servicing		353,000,000	343,000,000	298,000,000
Business development		183,000,000	152,000,000	107,000,000
Bank assessment charges		788,000,000	126,000,000	133,000,000
Goodwill impairment		0	680,000,000	0
Amortization of intangible assets		57,000,000	67,000,000	82,000,000
Other		458,000,000	659,000,000	617,000,000
Total noninterest expense		13,295,000,000	13,010,000,000	11,514,000,000
Income
Income before income taxes		4,088,000,000	3,328,000,000	4,648,000,000
Provision for income taxes		800,000,000	768,000,000	877,000,000
Net income		3,288,000,000	2,560,000,000	3,771,000,000
Net (income) loss attributable to noncontrolling interests related to consolidated investment management funds		(2,000,000)	13,000,000	(12,000,000)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		3,286,000,000	2,573,000,000	3,759,000,000
Preferred stock dividends		(235,000,000)	(211,000,000)	(207,000,000)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,051,000,000	2,362,000,000	3,552,000,000
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,051,000,000	2,362,000,000	3,552,000,000
Less: Earning allocated to participating securities, basic		0	0	2,000,000
Less: Earning allocated to participating securities, diluted		0	0	2,000,000
Net income applicable to common shareholders of The Bank of New York Mellon corporation after required adjustment for the calculation of basic earnings per common share		3,051,000,000	2,362,000,000	3,550,000,000
Net income applicable to common shareholders of The Bank of New York Mellon corporation after required adjustment for the calculation of diluted earnings per common share		$ 3,051,000,000	$ 2,362,000,000	$ 3,550,000,000
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		784,069	811,068	851,905
Common stock equivalents (shares)		3,821	3,904	4,900
Less: Participating securities (shares)		(92)	(177)	(446)
Diluted (shares)		787,798	814,795	856,359
Anti-dilutive securities (shares)	[1]	1,334	3,142	642
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)		$ 3.89	$ 2.91	$ 4.17
Diluted (usd per share)		$ 3.87	$ 2.90	$ 4.14

[1]	Represents stock options, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.